Small Company Growth Portfolio N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Variable Insurance Funds - Growth PortfolioSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Variable Insurance Funds has approved amending the investment strategy for Vanguard Variable Insurance Funds - Growth Portfolio (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth stocks. For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.Vanguard Variable Insurance Funds - High Yield Bond PortfolioSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Variable Insurance Funds has approved amending the investment strategy for Vanguard Variable Insurance Funds - High Yield Bond Portfolio (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit quality ratings (commonly known as “junk” bonds). The Fund has multiple advisors, each of which independently selects and maintains a portfolio of fixed income securities for the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds that are rated less than BBB- by S&P Global Ratings or Fitch Ratings or less than Baa3 by Moody’s Investors Service, Inc. or, if unrated, are determined to be of comparable quality by the Fund’s advisors. The Fund’s holdings generally have short- and intermediate-term maturities.With no more than 20% of its assets, the Fund may invest in any of the following, in the aggregate: bonds that are rated below B or the equivalent, fixed- and floating-rate loans of medium to lower-range credit quality, or other securities that may include, but are not limited to, convertible securities or preferred stocks. The loans in which the Fund may invest will be rated Baa or below by Moody’s or the equivalent by another independent rating agency (or, if unrated, will be determined to be of comparable quality by the Fund’s advisors).Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (144A securities). The Fund may invest in derivatives such as fixed income futures contracts, foreign currency exchange forward contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.Vanguard Variable Insurance Funds - Small Company Growth PortfolioSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Variable Insurance Funds has approved amending the investment strategy for Vanguard Variable Insurance Funds - Small Company Growth Portfolio (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in the stocks of small and mid-size companies and choosing stocks considered by the Fund’s advisors to have superior growth potential. These companies often provide little or no dividend income. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth securities of small companies. For purposes of the 80% policy, small company growth securities are equity securities that (i) are generally within the capitalization range of the companies included in the Fund’s performance benchmark, Russell 2500 Growth Index and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.Vanguard Variable Insurance Funds - Diversified Value PortfolioSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Variable Insurance Funds has approved amending the investment strategy for Vanguard Variable Insurance Funds - Diversified Value Portfolio (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in large- and mid-capitalization U.S. companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that an advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields.Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.